Auditors Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Auditors Fees [Abstract]
Audit fees	$ 763	$ 797	$ 726
Audit related fees	510		137
Tax services fees	165	209	212
Non-audit services fees	5		39
Fees paid to auditors	$ 1,443	$ 1,006	$ 1,114